Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Accounts receivable, net
Accounts receivable	$ 63,209	¥ 447,572		¥ 366,214
Less: Allowance for doubtful accounts	(25,886)	(183,290)	$ (23,223)	(164,434)	¥ (127,940)	¥ (117,602)
Total accounts receivable, net	37,323	264,282		201,780
Accounts receivable, current portion	14,723	104,251		96,923
Accounts receivable, non-current portion	22,600	160,031		104,857
Processing fees
Accounts receivable, net
Accounts receivable, current portion	10,178	72,072		68,113
Accounts receivable, non-current portion	22,600	160,031		104,857
Storage fees
Accounts receivable, net
Accounts receivable, current portion	4,365	30,907		27,465
Others
Accounts receivable, net
Accounts receivable, current portion	$ 180	¥ 1,272		¥ 1,345